Stock Options and Warrants (Detail Textuals)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	2,500,000	2,500,000
Options outstanding	2,285,000	2,285,000
Extension of expiration date	Aug. 31, 2013
2014 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	3,000,000	3,000,000
Options outstanding	40,000